INVENTORY	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
INVENTORY
NOTE 2     -     INVENTORY

Inventories consist of the following as of June 30, 2026 and December 31, 2025:

Details	June 30, 2026	December 31, 2025
Raw materials	$76,443	$105,301
Work in process	154,876	144,373
Finished goods	13,037	7,181
	$244,356	$256,855